As filed with the Securities and Exchange Commission on October 7, 2026
Securities Act Registration
No. 333-298053
Investment Company Registration
No. 811-05740

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

Franklin Managed Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

100 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
(617)
292-1000
(Registrant’s Telephone Number, Including Area Code)

Jane E. Trust
Franklin Templeton
One Madison Avenue, 17th Floor
New York, New York 10010
(Name and Address of Agent for Service)

Copies to:

David W. Blass, Esq. Ryan P. Brizek, Esq. Debra Sutter, Esq. Simpson Thacher & Bartlett LLP 900 G Street NW Washington, DC 20001	Marc A. De Oliveira, Esq. Venice Monagan, Esq. Franklin Templeton 100 First Stamford Place Stamford, CT 06902

Approximate Date of Proposed Public Offering:
From time to time after the effective date of this Registration Statement.
If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐.
If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒
If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☒.
If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☐.
If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐.
It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c)
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☐
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is     .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is     .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is     .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to revise Item 25 of Part C of the Registration Statement filed on October 2, 2026. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements for the fiscal year ended October 31, 2025 and the fiscal period ended April 30, 2026

Part A	Financial Highlights

Part B	Incorporated into Part B by reference to Registrant’s most recent Certified Shareholder Report on Form N-CSR, filed December 30, 2025 and Form N-CSRS, filed June 26, 2026 (File No. 811-05740):

Schedule of Investments as of October 31, 2025 and April 30, 2026

Statement of Assets and Liabilities as of October 31, 2025 and April 30, 2026

Statement of Operations for the Year Ended October 31, 2025 and the Six Months Ended April 30, 2026

Statement of Changes in Net Assets for the Year Ended October 31, 2025 and the Six Months Ended April 30, 2026

Notes to Financial Statements for the Year Ended October 31, 2025 and the Six Months Ended April 30, 2026

Report of Independent Registered Public Accounting Firm for the Year Ended October 31, 2025

(2)	Exhibits

(a)	Second Amended and Restated Agreement and Declaration of Trust, dated July 29, 2026(1)

(b)	Amended and Restated Bylaws(2)

(c)	Not Applicable

(d)	Articles III and V of Registrant’s Agreement and Declaration of Trust are incorporated herein by reference.

(e)	Dividend Reinvestment Plan(1)

(f)	Not Applicable

(g)(1)	Management Contract between the Registrant and Putnam Investment Management, LLC(1)

(g)(2)	Assignment and Assumption Agreement between Putnam Investment Management, LLC and Franklin Advisers, Inc.(1)

(g)(3)	Subadvisory Agreement between Franklin Advisers, Inc. and Putnam Investment Management, LLC(1)

(g)(4)	Subadvisory Agreement between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited(1)

(h)(1)	Underwriting Agreement*

(i)	Not Applicable

(j)(1)(i)	Custodian Services Agreement with JPMorgan Chase Bank, N.A., dated March 1, 2020(1)

(j)(1)(ii)	Eighth Joinder to Global Custody Agreement with JP Morgan Chase Bank, N.A., dated May 13, 2024(1)

(k)(1)	Transfer Agency and Services Agreement with Computershare Inc., dated October 13, 2025(1)

(k)(2)	Subcontract for Fund Administrative Services with Franklin Templeton Services, LLC, dated July 15, 2024(1)

(l)	Opinion and Consent of Simpson Thacher & Bartlett LLP(1)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(1)

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)(1)	Code of Ethics of the Fund, FAV and FTIML(1)

(r)(2)	Code of Ethics of Putnam Management(1)

(s)	Filing Fee Table(1)

(t)	Power of Attorney(3)

(1)	Filed on October 2, 2026 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-298053 and 811-05740) and incorporated by reference herein.
(2)	Filed on February 28, 2023, with Registrant’s Current Report (File No. 811-05740) and incorporated by reference herein.
(3)	Filed on August 6, 2026 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-298053 and 811-05740) and incorporated by reference herein.
*	To be filed by amendment.

Item 26. Marketing Arrangements

Reference is made to the sales agreement for the Registrant’s common shares incorporated by reference herein or the form of underwriting agreement to be filed as an exhibit in a post-effective amendment to the Registrant’s Registration Statement and the section entitled “Plan of Distribution” contained in Registrant’s Prospectus incorporated by reference herein.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC registration fees	$22,965
Financial Industry Regulatory Authority fees	23,000
Accounting fees and expenses	10,000
Legal fees and expenses	175,000

Total	$230,965

Item 28. Persons Controlled by or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

At September 24, 2026:

Title of Class	Number of Record Holders
Common Shares, without par value	782

Item 30. Indemnification

Reference is made to Section 2 of Article VII and Section 1 of Article VIII of the Registrant’s Declaration of Trust. The Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Adviser

The descriptions of FAV and the Subadvisers under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of FAV and the Subadvisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of FAV, FTIML and Putnam Management in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-26292, 801-55170 and 801-7974, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained at the office of the Registrant at 100 Federal Street, Boston, Massachusetts 02110.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Not applicable.

2.	Not applicable.

3.	The Registrant undertakes:

(a)	to file, during a period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)

to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement.

(3)

to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply to the extent the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(b)

that, for the purpose of determining any liability under the Securities Act, each post-effective amendment to this registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)	if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A)

Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)

Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)	if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)

the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser

4.	Registrant undertakes that, for the purpose of determining any liability under the Securities Act:

(a)

the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) shall be deemed to be a part of this registration statement as of the time it was declared effective; and

(b)

each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.

The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 7th day of October, 2026.

FRANKLIN MANAGED MUNICIPAL INCOME TRUST

By:	/s/ Jane E. Trust
President, Chief Executive Officer and Trustee

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed by the following person in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee (Principal Executive Officer)	October 7, 2026

/s/ Christopher Berarducci Christopher Berarducci	Treasurer and Principal Financial Officer (Principal Accounting Officer)	October 7, 2026

/s/ Robert D. Agdern* Robert D. Agdern	Trustee	October 7, 2026

/s/ Carol L. Colman* Carol L. Colman	Trustee	October 7, 2026

/s/ Eileen A. Kamerick* Eileen A. Kamerick	Chair, Trustee	October 7, 2026

/s/ Nisha Kumar* Nisha Kumar	Trustee	October 7, 2026

/s/ Anthony Grillo* Anthony Grillo	Trustee	October 7, 2026

/s/ Peter Mason* Peter Mason	Trustee	October 7, 2026

/s/ Hillary A. Sale* Hillary A. Sale	Trustee	October 7, 2026

*By: /s/ Jane E. Trust
Jane E. Trust
As Agent or Attorney-in-fact

October 7, 2026

The original power of attorney authorizing Jane E. Trust to execute this Registration Statement, and any amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement has been executed and is filed as an Exhibit.